Annual Fund Operating Expenses - Calamos S&P 500 Structured Alt Protection ETF - December - Calamos S&P 500 Structured Alt Protection ETF - December	Nov. 28, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.69%